JPMorgan SmartRetirement 2035 Fund Expense Example - A C I Shares [Member] - JPMorgan SmartRetirement 2035 Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 531
Expense Example, with Redemption, 3 Years	719
Expense Example, with Redemption, 5 Years	924
Expense Example, with Redemption, 10 Years	1,512
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	242
Expense Example, with Redemption, 3 Years	451
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,576
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	207
Expense Example, with Redemption, 5 Years	361
Expense Example, with Redemption, 10 Years	$ 809